Victory Variable Insurance Funds

4900 Tiedeman Road, 4th Floor

Brooklyn, Ohio 44144

April 22, 2019

VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:                             Victory Variable Insurance Funds
File Nos. 333-62051; 811-08979

Ladies and Gentlemen:

On behalf of Victory Variable Insurance Funds (the “Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that:

(1)         The form of prospectus of the Victory Variable Insurance Diversified Stock Fund, a series of the Registrant, and the form of statement of additional information for the Registrant, that would have been filed pursuant to Rule 497(c) under the Securities Act, would not have differed from that contained in Post-Effective Amendment No. 46 under the Securities Act to the Registrant’s Registration Statement on Form N-1A (the “Amendment”), constituting the most recent amendment to this Registration Statement; and

(2)         The text of the Amendment was filed electronically with the Securities and Exchange Commission on April 16, 2019, accession number 0001104659-19-021702.

If you have any questions or comments regarding this filing, please call Jay Baris of Shearman & Sterling LLP at 212-848-4100.

Very truly yours,

Victory Variable Insurance Funds

By:	/s/ Christopher K. Dyer
Christopher K. Dyer
President